SUBSEQUENT EVENTS (Details) $ in Thousands		1 Months Ended			12 Months Ended
	Apr. 15, 2015 USD ($)	Jul. 31, 2015 USD ($)	Jun. 30, 2015 USD ($)	May. 31, 2015 USD ($) shareholder	Mar. 31, 2015
iKang Shanghai Gubei
Subsequent events
Percentage of equity interest owned					70.00%
Subsequent events | iKang Shanghai Gubei
Subsequent events
Dividend paid to non-controlling interest		$ 557
Percentage of equity interest owned		100.00%
Subsequent events | Tianjian Sunny | Beijing Tianzhikangjian
Subsequent events
Equity interest previously held by counterparty (as a percentage)				31.85%
Subsequent events | iKang Shanghai Gubei
Subsequent events
Percentage of equity interest acquired		30.00%
Cash consideration		$ 789
Subsequent events | Share purchase agreement | Chengdu Ommay Health Examination Hospital Co., Ltd. | Four third party shareholders Of Ommay Health Management Co., Ltd.
Subsequent events
Percentage of equity interest acquired				100.00%
Number of third party shareholders | shareholder				4
Cash consideration				$ 3,705
Subsequent events | Share purchase agreement | Beijing Tianzhikangjian
Subsequent events
Percentage of equity interest acquired				100.00%
Subsequent events | Share purchase agreement | Tianjian Sunny | Beijing Tianzhikangjian
Subsequent events
Percentage of equity interest acquired				82.85%
Cash consideration				$ 27,327
Additional equity interest to be acquired (as a percentage)				51.00%
Subsequent events | Share purchase agreement | Yantai iKang Guobin HongKang Health Management Co., Ltd. Ande Clinic and Yantai iKang Guobin HongKang Health Examination Management Co., Ltd. Clinic
Subsequent events
Percentage of equity interest acquired			100.00%
Cash consideration			$ 7,421
Subsequent events | Cooperation agreement | Joint Venture
Subsequent events
Equity interest held by the entity before acquisiton(as a percentage)	46.21%
Equity interest held by the entity after acquisition (as a percentage)			70.00%
Subsequent events | Cooperation agreement | Former shareholders | Joint Venture
Subsequent events
Total Paid In Capital Of New Company Per Agreement	$ 8,273
Subsequent events | Cooperation agreement | Joint Venture | Former shareholders
Subsequent events
Percentage of equity interest acquired			23.79%
Cash consideration			$ 1,968
Equity interest previously held by counterparty (as a percentage)	53.79%